Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity Deficiency (Unaudited) - CAD ($)	Capital stock	Reserve – warrants	Reserve – stock options	Other component of equity	Deficit	Equity (deficiency) attributable to owners of the capital stock of the parent	Non- controlling interests	Total
Balance at Sep. 30, 2022	$ 670,703	$ 28,708,766	$ 2,431,688	$ (432,341,598)	$ 33,159,327	$ (5,901,084)	$ 27,258,243
Shares issuance (Note 9)					18,277,628		18,277,628
Stock-based compensation		1,753,734			1,753,734		1,753,734
Net loss and comprehensive loss for the period				(36,562,257)	(36,562,257)	(2,488,696)	(39,050,953)	$ (39,050,953)
Balance at Jun. 30, 2023	670,703	30,462,500	2,431,688	(468,903,855)	16,628,432	(8,389,780)	8,238,652
Balance at Sep. 30, 2023	452,246,204	670,703	31,659,392	2,869,188	(480,333,695)	7,111,792	(9,206,016)	(2,094,224)
Shares issuance (Note 9)	523,211			(2,087)		521,124		521,124
Shares issued upon exercise of PIPE warrants	2,059,081					2,059,081		2,059,081
Dividend in share	22,960,000				(22,960,000)
Business combination	65,372,812		117,246			65,490,058		65,490,058
Stock-based compensation			5,883,736	506,774		6,390,510		6,390,510
Financing fees – credit facilities modification		1,643,714				1,643,714		1,643,714
Warrant exercised	1,646,214	(1,643,714)				2,500		2,500
Options exercised	825,063		(373,215)	(944,274)	492,426
Closing of previous equity incentive plan			(31,659,392)		31,659,392
Net loss and comprehensive loss for the period					(85,015,621)	(85,015,621)	(302,312)	(85,317,933)
Exercise of call option	57,724			(2,431,688)	(7,134,364)	(9,508,328)	9,508,328
Balance at Jun. 30, 2024	$ 545,690,309	$ 670,703	$ 5,627,767	$ (2,087)	$ (563,291,862)	$ (11,305,170)		$ (11,305,170)